Debt - Summary of changes in debt (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Balance, beginning of year	$ 19,209	$ 31,162
Acquisitions	9,335
Borrowings obtained	640
Payment of borrowings	375
Accrued interest	196
Interest paid	(195)
Foreign currency translation adjustment	962
Short-term loans, net	(10,456)	(11,953)
Balance, end of year	$ 19,316	$ 19,209